Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Mid Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	22.56%	[1]	6.50%	[1]	8.68%	[1]	10.81%	[1]	Aug. 12, 1998	[1]	27.06%	7.62%	12.41%	9.58%	28.20%	[2]	7.16%	[2]	8.62%	[2]	10.41%	[2]	Aug. 12, 1998	[2]	27.06%	7.62%	12.41%	9.58%	29.85%	7.69%	9.26%	11.03%	Aug. 12, 1998	27.06%	7.62%	12.41%	9.58%	30.37%	8.10%	9.67%	11.36%	Aug. 12, 1998	27.06%	7.62%	12.41%	9.58%	30.57%	8.24%	9.74%	11.38%	Aug. 12, 1998	27.06%	7.62%	12.41%	9.58%	29.52%	7.43%	8.99%	10.78%	Aug. 12, 1998	27.06%	7.62%	12.41%	9.58%	30.16%	7.98%	9.54%	11.29%	Aug. 12, 1998	29.45%	5.08%	6.86%	9.19%	Aug. 12, 1998	18.36%	[3]	5.71%	[3]	7.19%	[3]	9.16%	[3]	Aug. 12, 1998	[3]	27.06%	7.62%	12.41%	9.58%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.